Investment Securities (Tables)	12 Months Ended
Mar. 31, 2026
Investments, Debt and Equity Securities [Abstract]
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2025 and 2026:

At March 31, 2025	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥22,314,148	¥2,326	¥232,617	¥22,083,857
Japanese prefectural and municipal bonds	319,774	3	9,779	309,998
Foreign government and official institution bonds	4,149,418	11,679	82,628	4,078,469
Corporate bonds	905,194	10,213	11,524	903,883
Residential mortgage-backed securities	1,121,879	583	211	1,122,251
Asset-backed securities	1,405,859	7,491	1,199	1,412,151
Other debt securities	502,359	3,709	3,509	502,559
Total	¥30,718,631	¥36,004	¥341,467	¥30,413,168
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥14,354,434	¥4	¥395,239	¥13,959,199
Japanese prefectural and municipal bonds	2,545,627	—	93,141	2,452,486
Corporate bonds	214,949	—	3,602	211,347
Residential mortgage-backed securities	4,690,277	10,826	148,066	4,553,037
Asset-backed securities	1,466,898	4,447	421	1,470,924
Total	¥23,272,185	¥15,277	¥640,469	¥22,646,993

At March 31, 2026:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥14,179,972	¥124	¥263,553	¥13,916,543
Japanese prefectural and municipal bonds	177,037	1	10,587	166,451
Foreign government and official institution bonds	4,646,116	14,579	61,469	4,599,226
Corporate bonds	989,473	9,756	17,969	981,260
Residential mortgage-backed securities	1,015,934	1,197	109	1,017,022
Asset-backed securities	1,590,991	9,585	254	1,600,322
Other debt securities	351,950	3,612	2,045	353,517
Total	¥22,951,473	¥38,854	¥355,986	¥22,634,341
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥16,590,035	¥—	¥849,169	¥15,740,866
Japanese prefectural and municipal bonds	2,847,328	—	165,266	2,682,062
Corporate bonds	243,772	—	6,061	237,711
Residential mortgage-backed securities	4,488,121	25,121	124,695	4,388,547
Asset-backed securities	1,843,305	3,342	2,603	1,844,044
Total	¥26,012,561	¥28,463	¥1,147,794	¥24,893,230

Amortized Cost and Fair Value by Contractual Maturity	Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥2,957,549	¥2,936,497	¥13,922,146
Due from one year to five years	6,009,650	5,821,162	4,031,750
Due from five years to ten years	10,106,082	9,421,512	3,382,039
Due after ten years	6,939,280	6,714,059	1,298,406
Total	¥26,012,561	¥24,893,230	¥22,634,341

Investments by Length and Category in Continuous Loss Position
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2025 and 2026 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2025	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥19,809,049	¥109,736	¥1,160,183	¥122,881	¥20,969,232	¥232,617	311
Japanese prefectural and municipal bonds	30,167	82	279,731	9,697	309,898	9,779	282
Foreign government and official institution bonds	710,517	9,198	1,584,560	73,430	2,295,077	82,628	104
Corporate bonds	206,591	3,069	413,226	8,455	619,817	11,524	483
Residential mortgage-backed securities	—	—	274,894	211	274,894	211	9
Asset-backed securities	244,037	1,193	1,252	6	245,289	1,199	25
Other debt securities	213,737	423	48,799	3,086	262,536	3,509	74
Total	¥21,214,098	¥123,701	¥3,762,645	¥217,766	¥24,976,743	¥341,467	1,288

	Less than 12 months		12 months or more		Total
At March 31, 2026:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥11,646,480	¥22,273	¥1,671,333	¥241,280	¥13,317,813	¥263,553	252
Japanese prefectural and municipal bonds	—	—	166,380	10,587	166,380	10,587	202
Foreign government and official institution bonds	1,128,963	8,090	1,271,358	53,379	2,400,321	61,469	105
Corporate bonds	203,323	3,914	456,324	14,055	659,647	17,969	479
Residential mortgage-backed securities	—	—	113,974	109	113,974	109	5
Asset-backed securities	55,271	212	9,509	42	64,780	254	14
Other debt securities	171,466	70	57,890	1,975	229,356	2,045	52
Total	¥13,205,503	¥34,559	¥3,746,768	¥321,427	¥16,952,271	¥355,986	1,109

Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at March 31, 2024, 2025 and 2026:

	Fiscal years ended March 31,
	2024	2025	2026
	(in millions)
Net gains (losses) recognized during the period(1)	¥1,527,792	¥(674,282)	¥983,840
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	113,216	(107,892)	151,388
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥1,414,576	¥(566,390)	¥832,452

Note:
(1)Included in Investment securities gains (losses)—net.
Carrying Value of Nonmarketable Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2025 and 2026:

	2025	2026
	(in millions)
Measurement alternative balance	¥603,633	¥647,115

Related Adjustments for Nonmarketable Equity Securities
The related adjustments for these securities for the fiscal years ended March 31, 2024, 2025 and 2026 were as follows:

	Fiscal years ended March 31,
	2024	2025	2026
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(11,943)	¥(37,469)	¥(22,633)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥(1,567)	¥—	¥—
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥882	¥8,060	¥12,222

Notes:
(1)Included in Investment securities gains (losses)—net.
(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)The cumulative impairment losses at March 31, 2025 and 2026 were ¥65,989 million and ¥85,549 million, respectively.
(5)The cumulative downward changes for observable prices at March 31, 2025 and 2026 were ¥2,961 million and ¥2,961 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2025 and 2026 were ¥66,132 million and ¥77,877 million, respectively.